MARKETABLE EQUITY SECURITIES - Summary of Available-For-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale Securities [Roll Forward]
Balance at start of year	$ 1,684	$ 3,684
Unrealized gain (loss), net	503	(2,000)	$ (10,177)
Total marketable equity securities	$ 2,187	$ 1,684	$ 3,684